Borrowings (Long-Term Borrowings) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Borrowings [Abstract]
Debt issued by the Company	¥ 3,178,278		¥ 3,205,519
Debt issued by subsidiaries-guaranteed by the Company	2,076,721		2,270,308
Debt issued by subsidiaries-not guaranteed by the Company	3,249,841	[1]	2,927,090	[1]
Total	¥ 8,504,840		¥ 8,402,917

[1]	Includes trading balances of secured borrowings.